Commitments	6 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Commitments

Note 20. Commitments

Lease commitments

The company has a lease for its principal place of business at Unit 5, 71-73 South Perth Esplanade, South Perth in Western Australia (Lease), which was initially entered into on 1 January 2020 and renewed for a further term commencing 1 January 2023. The lease is accounted for under accounting standard AASB 16 Leases. Refer to Note 11.

Other commitments

(i)	During the year ended 30 June 2022, AHI completed its investment of USD $3,000,000 in Triage Technologies, Inc. (“Triage”) However, AHI has, by mutual agreement with Triage, yet to issue it with USD $3,000,000 in ordinary shares in AHI, as part of a strategic plan to expand the Company’s service offering, referred to as “DermaScan”.

(ii)	As disclosed in AHI’s 2022 Annual report, AHI has an Agreement with Tinjoy Biotech Limited “Tinjoy”), to contribute USD $200,000 towards Tinjoy’s marketing costs, and has an option to invest in Tinjoy’s Winscan Platform as follows:

●	AHI has the right to acquire up to 40% of Tinjoy’s Winscan Platform, priced at a valuation of US$10 million taking for consideration to be approximately US$2-4 million. This can be in cash or shares in AHI or a combination as mutually agreed.

●	12-24 month option to take up the 40% at AHI’s option to acquire a holding in WinScan. The option would be triggered should WinScan achieve user numbers of 5 million users a month. This would trigger a 20% investment of US$2 million from AHI.

●	If WinScan achieves a user base of 10 million monthly users, AHI would be required to take up a 40% stake in WinScan at an agreed investment of US$4 million.

●	In the event AHI exercises its option, the US$200,000 marketing and training advance will form part of the total investment outlined above.

●	At the date of this report, US$50,000 in payments have been made to Tinjoy in lieu of AHI’s marketing contribution.

To the date of this report, AHI has paid US$150,000 to Tinjoy, with a remaining balance of US$50,000 committed, but not yet paid.